Analysis of Financial Assets and Liabilities by Measurement Basis	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Analysis of Financial Assets and Liabilities by Measurement Basis
44	ANALYSIS OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT BASIS
After initial recognition, financial assets and liabilities are measured either at fair value or amortized cost, within the measurement categories as defined in IFRS 9. The summary of material accounting policies in Note 2 describes how these categories of financial assets and liabilities are measured, and how income and expenses are recognized either in profit or loss, or in other comprehensive income. The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2026
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥74,362,135	¥—	¥—	¥74,362,135
Call loans and bills bought	—	7,885,057	—	—	7,885,057
Reverse repurchase agreements and cash collateral on securities borrowed	—	25,468,742	—	—	25,468,742
Trading assets	6,890,217	—	—	—	6,890,217
Derivative financial instruments	10,093,100	—	—	—	10,093,100
Financial assets at fair value through profit or loss	2,705,113	—	—	—	2,705,113
Investment securities	—	4,763,716	23,268,702	5,505,439	33,537,857
Loans and advances	—	130,516,241	—	—	130,516,241
Other financial assets (1)	—	11,876,173	—	—	11,876,173

Total	¥19,688,430	¥254,872,064	¥23,268,702	¥5,505,439	¥303,334,635

Financial liabilities:
Deposits (2)	¥(41,458)	¥201,971,885	¥—	¥—	¥201,930,427
Call money and bills sold	—	3,656,737	—	—	3,656,737
Repurchase agreements and cash collateral on securities lent	—	24,176,556	—	—	24,176,556
Trading liabilities	4,130,591	—	—	—	4,130,591
Derivative financial instruments	11,472,444	—	—	—	11,472,444
Financial liabilities designated at fair value through profit or loss	661,424	—	—	—	661,424
Borrowings (2)	(3,361)	10,555,018	—	—	10,551,657
Debt securities in issue (2)	(6,751)	16,583,174	—	—	16,576,423
Other financial liabilities (1)	—	16,425,020	—	—	16,425,020

Total	¥16,212,889	¥273,368,390	¥—	¥—	¥289,581,279

	At March 31, 2025
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥76,669,401	¥—	¥—	¥76,669,401
Call loans and bills bought	—	5,200,789	—	—	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	—	22,076,009	—	—	22,076,009
Trading assets	6,176,613	—	—	—	6,176,613
Derivative financial instruments	8,313,016	—	—	—	8,313,016
Financial assets at fair value through profit or loss	2,902,969	—	—	—	2,902,969
Investment securities	—	366,997	28,008,280	5,170,856	33,546,133
Loans and advances	—	125,190,819	—	—	125,190,819
Other financial assets (1)	—	7,061,639	—	—	7,061,639

Total	¥17,392,598	¥236,565,654	¥28,008,280	¥5,170,856	¥287,137,388

	At March 31, 2025
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial liabilities:
Deposits (2)	¥(20,858)	¥190,043,600	¥—	¥—	¥190,022,742
Call money and bills sold	—	4,378,277	—	—	4,378,277
Repurchase agreements and cash collateral on securities lent	—	27,791,101	—	—	27,791,101
Trading liabilities	4,838,439	—	—	—	4,838,439
Derivative financial instruments	9,303,258	—	—	—	9,303,258
Financial liabilities designated at fair value through profit or loss	597,846	—	—	—	597,846
Borrowings (2)	(1,967)	12,699,666	—	—	12,697,699
Debt securities in issue (2)	(2,495)	14,389,910	—	—	14,387,415
Other financial liabilities (1)	—	10,346,934	—	—	10,346,934

Total	¥14,714,223	¥259,649,488	¥—	¥—	¥274,363,711

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.